Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2024		Dec. 31, 2023
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Interest Rate		8.00%
Collateral		Notes payable
Notes payable		$ 1,270,009		$ 1,270,009
Note Payable One [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	June 2012(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		8.00%	[1],[2]	8.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 6,240		$ 6,240
Note Payable Two [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	May 2014(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		8.00%	[1],[2]	8.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 3,456		$ 3,456
Note Payable Three [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	June 2016(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		8.00%	[1],[2]	8.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 38,216		$ 38,216
Note Payable Four [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	January 2017(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		8.00%	[1],[2]	8.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 7,344		$ 7,344
Note Payable Five [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	November 2020(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		12.00%	[1],[2]	12.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 46,480		$ 46,480
Note Payable Six [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[2]	March 2021(1)(3)
Maturity Date	[1],[2]	April 2025
Interest Rate		8.00%	[1],[2]	8.00%
Collateral	[1],[2]	Unsecured
Notes payable	[1],[2]	$ 5,400		$ 5,400
Note Payable Seven [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	November 2021(1),(2)
Maturity Date	[1],[3]	April 2025
Interest Rate		0.00%	[1],[3]	0.00%
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 250,000		$ 250,000
Note Payable Eight [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	February 2022(1),(2)
Maturity Date	[1],[3]	April 2025
Interest Rate		0.00%	[1],[3]	0.00%
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 150,000		$ 150,000
Note Payable Nine [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	August 2023(1),(2)
Maturity Date	[1],[3]	April 2025
Interest Rate		8.00%	[1],[3]	8.00%
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 122,873		$ 122,873
Note Payable Ten [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	January 2023 (1) (2)
Maturity Date	[1],[3]	April 2025
Interest Rate		0.00%	[1],[3]	0.00%
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 100,000		$ 100,000
Note Payable Eleven [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	October 2022 (1) (2)
Maturity Date	[1],[3]	April 2025
Interest Rate		0.00%	[1],[3]	0.00%	[4]
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 440,000		$ 440,000
Note Payable Twelve [Member]
Notes Payable and Convertible Notes Payable - Schedule of Notes Payable (Details) [Line Items]
Issue Date	[1],[3]	November 2022 (1) (2)
Maturity Date	[1],[3]	April 2025
Interest Rate		0.00%	[1],[3]	0.00%	[4]
Collateral	[1],[3]	Unsecured
Notes payable	[1],[3]	$ 100,000		$ 100,000

[1]	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $640,000 from convertible notes to notes payable
[2]	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid 50% of their original principal and the balance of the any accrued interest will be converted to Common Stock at a price of $0.10/share.
[3]	In October 2024, the Company entered into agreements with 6 noteholders, extending the maturity on their notes to April 1, 2025. In consideration thereof, each noteholder will, upon a successful uplisting to a senior exchange, be repaid their original purchase price and the OID discount and any accrued interest will be converted to Common Stock at a price of $0.10/share.
[4]	In November 2023, the convertible notes were amended to remove the conversion features and the Company reclassified $540,000 from convertible notes to notes payable.